American Century Strategic Asset Allocations, Inc. Prospectus Supplement Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund ■ Strategic Allocation: Aggressive Fund
Supplement dated August 1, 2021 ■ Prospectus dated December 1, 2020

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.00%	0.80%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.11%	0.91%	1.36%	2.11%	1.61%	0.91%	0.76%
Fee Waiver[3,4]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	0.63%	1.08%	1.83%	1.33%	0.63%	0.48%
1 Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
2    Acquired Fund Fees and Expenses have been restated to reflect current fees based on estimated allocations to underlying funds.
3 The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
4 The advisor also agreed to waive an additional 0.18 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on pages 2 and 3 of the prospectus.
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$85	$304	$541	$1,220
I Class	$65	$241	$433	$985
A Class	$679	$936	$1,211	$1,995
C Class	$186	$614	$1,067	$2,320
R Class	$136	$460	$807	$1,785
R5 Class	$65	$241	$433	$985
R6 Class	$49	$193	$350	$806

The following replaces the Fees and Expenses tables on page 7 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.10%	0.90%	1.10%	1.10%	1.10%	0.90%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.25%	1.05%	1.50%	2.25%	1.75%	1.05%	0.90%
Fee Waiver[3,4]	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	0.63%	1.08%	1.83%	1.33%	0.63%	0.48%
1    Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
2    Acquired Fund Fees and Expenses have been restated to reflect current fees based on estimated allocations to underlying funds.
3 The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
4    The advisor also agreed to waive an additional 0.28 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on pages 7 and 8 of the prospectus.
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$85	$326	$585	$1,326
I Class	$65	$263	$477	$1,094
A Class	$679	$956	$1,252	$2,092
C Class	$186	$635	$1,109	$2,416
R Class	$136	$481	$851	$1,886
R5 Class	$65	$263	$477	$1,094
R6 Class	$49	$215	$395	$916

The following replaces the Fees and Expenses tables on page 12 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.15%	0.95%	1.15%	1.15%	1.15%	0.95%	0.80%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.33%	1.13%	1.58%	2.33%	1.83%	1.13%	0.98%
Fee Waiver[3,4]	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses After Fee Waiver	0.79%	0.59%	1.04%	1.79%	1.29%	0.59%	0.44%
1    Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
2    Acquired Fund Fees and Expenses have been restated to reflect current fees based on estimated allocations to underlying funds.
3 The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
4    The advisor also agreed to waive an additional 0.37 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on pages 12 and 13 of the prospectus.
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$81	$332	$603	$1,376
I Class	$60	$269	$495	$1,144
A Class	$675	$962	$1,269	$2,138
C Class	$182	$642	$1,126	$2,460
R Class	$132	$488	$868	$1,933
R5 Class	$60	$269	$495	$1,144
R6 Class	$45	$222	$414	$968

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97386 2108